Segments and Geographic Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 27, 2012	Oct. 29, 2011	Oct. 27, 2012 segment	Oct. 29, 2011	Jan. 28, 2012 item	Jan. 29, 2011	Jan. 30, 2010
Segments and Geographic Information
Number of reportable segments			1		1
Sales and assets by country
Net sales	$ 1,014	$ 996	$ 2,884	$ 2,806	$ 4,210	$ 4,031	$ 3,888
Total Assets	1,901	1,780	1,901	1,780	1,822	1,780	1,722
United States
Sales and assets by country
Net sales	915	906	2,617	2,551	3,825	3,673	3,572
Total Assets	1,761	1,670	1,761	1,670	1,713	1,699	1,647
Canada
Sales and assets by country
Net sales	99	90	267	255	385	358	316
Total Assets	$ 140	$ 110	$ 140	$ 110	$ 109	$ 81	$ 75